CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2022
CONTRACT LIABILITY
CONTRACT LIABILITY

16. CONTRACT LIABILITY

The Company’s contract liability is deferred revenue which relates to revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) which amounted to $185,696 (June 30, 2021 - $226,903). Details of the Company’s contract liability is noted as follows:

	June 30, 2022	June 30, 2021

Opening balance	$226,903	$-
Additions	-	244,133
Changes in exchange rates	8,123	-
Revenue recognized from contract liability	(49,330)	(17,230)

Ending balance	$185,696	$226,903

Current portion	$50,771	$48,832
Long-term portion	134,925	178,071